Filed Pursuant to Rule 497(e)
Registration No. 333-17391; 811-07959

Capital Advisors Growth Fund

Investor Class: CIAOX
(the “Fund”)

a series of Advisors Series Trust (the “Trust”)

Supplement dated January 9, 2026 to the
Statement of Additional Information (“SAI”) dated April 30, 2025

Effective December 31, 2025, Joe Redwine has retired his position as an Independent Trustee of the Trust. All references to Mr. Redwine are removed from relevant sections of the SAI.

Please retain this Supplement with your Statement of Additional Information

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